Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2024 shares
Common Class A [Member]
Conversion of Stock, Shares Issued	5,100,000
Flogistix
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares	4,900,000
Estis
Conversion of Stock, Shares Converted	1,000